NONCONTROLLING INTERESTS - Noncontrolling Interests (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 05, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning noncontrolling interests in the Operating Partnership			$ 81,651	$ 105,763
Adjustment of noncontrolling interests in the Operating Partnership			(13,150)	2,421
Conversions of Redeemable Operating Partnership Units to common shares			(14,793)	(24,917)
Net income attributable to noncontrolling interests in the Operating Partnership			4,834	2,905
Other comprehensive loss attributable to noncontrolling interests in the Operating Partnership			(803)	(1,069)
Distributions to noncontrolling interests in the operating partnership			(5,896)	(3,452)
Total noncontrolling interests in the Operating Partnership		$ 51,843	$ 51,843	$ 81,651
S 2024 A Dividends
Increase (Decrease) in Temporary Equity [Roll Forward]
Cash distributions declared (in dollars per share)			$ 1.80
S 2023 A Dividends
Increase (Decrease) in Temporary Equity [Roll Forward]
Cash distributions declared (in dollars per share)				$ 0.20
Rayonier Limited Partnership
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning noncontrolling interests in the Operating Partnership			$ 81,651
Total noncontrolling interests in the Operating Partnership		$ 51,843	51,843	$ 81,651
Cash distributions declared (in dollars per share)	$ 0.2725	$ 0.285
Cash distribution payable		$ 3,600	$ 3,600	$ 500
Rayonier Limited Partnership | S 2024 A Dividends
Increase (Decrease) in Temporary Equity [Roll Forward]
Cash distributions declared (in dollars per share)			$ 1.80
Rayonier Limited Partnership | S 2023 A Dividends
Increase (Decrease) in Temporary Equity [Roll Forward]
Cash distributions declared (in dollars per share)				$ 0.20